INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Contributions Payable [Line Items]
Capital contributions payable	$ 176,746	$ 578,113
Series Twenty [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Eight [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Twenty Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	885	8,235
Series Thirty [Member]
Contributions Payable [Line Items]
Capital contributions payable	65,176	105,139
Series Thirty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	66,294	66,294
Series Thirty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	1,229	1,229
Series Thirty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	69,154
Series Thirty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Seven [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	138,438
Series Thirty Eight [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Thirty Nine [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Forty [Member]
Contributions Payable [Line Items]
Capital contributions payable	102	102
Series Forty One [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	100
Series Forty Two [Member]
Contributions Payable [Line Items]
Capital contributions payable	254	73,433
Series Forty Three [Member]
Contributions Payable [Line Items]
Capital contributions payable	26,082	99,265
Series Forty Four [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series Forty Five [Member]
Contributions Payable [Line Items]
Capital contributions payable	16,724	16,724
Series Forty Six [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 0	$ 0